Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Granted loans to certain non-executive officers and directors	$ 4.5	$ 18.6
Total principal additions	0.1
Total principal reductions	$ 14.2